Fathom OpCo Predecessor Period Acquisitions - Centex and Laser - Summary of Revenue and Net (Loss) Income Since Acquisition (Details) - Centex and Laser [Member] $ in Thousands	12 Months Ended
Dec. 22, 2021 USD ($)
Business Acquisition [Line Items]
Revenue	$ 9,642
Net (loss)	$ (98)